Share Capital Disclosure (Details) - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
Stock issued for cash, value	$ 167,000	$ 486,000	$ 486,000
Shares issued on exercise of warrants, value		0	374,148
Stock issued for services, value			22,000
Subscriptions payable, 2020 Units	$ 0		80,000	$ 0
Recovery of short-swing profits			$ 7,772	$ 0
July 30, 2020 Issuance of Units
Stock issued for cash, shares	988,000
Stock issued for cash, value		$ 80,000
Units Offered, Description	Each unit consisted of one common share of the Company and one warrant allowing its holder to acquire an additional common share at $0.35 until January 30, 2021, and at $0.50 per share from January 30, 2021 to July 30, 2022
August 13, 2020 Issuance of Units to a 10% shareholder
Stock issued for cash, shares	1,250,000
August 13, 2020 Issuance of Units to our VP of Tech and Operations
Stock issued for cash, shares	1,234,855
First tranche
Stock issued for cash, shares			3,950,000
Stock issued for cash, value			$ 474,000
Second tranche
Stock issued for cash, shares			100,000
Stock issued for cash, value			$ 12,000
2019 Units
Units Offered, Description			Each unit consisted of one common share of the Company and one share purchase warrant (the “2019 Warrant”) expiring on the second-year anniversary of the date of issuance of the 2019 Warrant. Each 2019 Warrant is exercisable into one share of the Company’s common stock at $0.20 per share
Mr. Jeffs Credit Line and Loans
Shares issued on exercise of warrants, shares			7,482,960
Shares issued on exercise of warrants, value			$ 374,148
Strategic Business Advisory Services Agreement
Stock issued for services, shares			100,000
Stock issued for services, value			$ 22,000
Prepaid expenses			$ 18,333
2020 Units
Units Offered, Description			Each subscribed unit consisted of one common share of the Company and one share purchase warrant (the “2020 Warrant”) expiring on the second year anniversary of the date of issuance of the 2020 Warrant. Each 2020 Warrant is exercisable into one share of the Company’s common stock at $0.35 per share during the first six months from the date of closing of the offering, and at $0.50 per share during the remaining life of the 2020 Warrant